Staff Costs	12 Months Ended
Dec. 31, 2025
Staff Costs [Abstract]
STAFF COSTS
7.	STAFF COSTS

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Salaries and bonus	6,436	11,693	11,387
Pension scheme contributions (defined contribution schemes) and others	1,455	1,439	1,164
Total	7,891	13,132	12,551